Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,967,000
Previously Paid Amount	0.00
Total Fee Amount	4,690.84
Total Offset Amount	0.00
Net Fee	4,690.84
Narrative - Max Aggregate Offering Price	$ 33,967,000
Final Prospectus	true